UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 2,830	$ 4,068			$ 9,618	$ 12,983	$ 17,056	$ 19,583	$ 10,902
General and administrative	2,932	2,015			8,215	5,756	8,208	6,251	5,666
Total operating expenses	5,762	6,083			17,833	18,739	25,264	25,834	16,568
Operating loss	(5,762)	(6,083)			(17,833)	(18,739)	(25,264)	(25,834)	(16,568)
Finance income	72	703			404	2,761	2,831	2,039	216
Finance expenses	(182)	(535)			(786)	(918)	(1,508)	(915)	(223)
Net loss before tax	(5,872)	(5,915)			(18,215)	(16,896)	(23,941)	(24,710)	(16,575)
Income tax benefit	194	175			613	599	772	178	1,557
Net loss for the year	(5,678)	(5,740)	$ (11,924)	$ (10,559)	(17,602)	(16,297)	(23,169)	(24,532)	(15,018)
Net loss attributable to shareholders of Evaxion Biotech A/S	(5,678)	(5,740)			(17,602)	(16,297)	(23,169)	(24,532)	(15,018)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	7	12			(46)	19	(25)	(83)	(18)
Tax on other comprehensive income/(expense)								(5)
Exchange rate adjustments of investments in subsidiaries							(3)	93
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	84	(1,063)			171	(3,278)	(2,324)	(1,547)	412
Other comprehensive income/(loss) for the year, net of tax	91	(1,051)			125	(3,259)	(2,352)	(1,542)	394
Total comprehensive loss	(5,587)	(6,791)			(17,477)	(19,556)	(25,521)	(26,074)	(14,624)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (5,587)	$ (6,791)			$ (17,477)	$ (19,556)	$ (25,521)	$ (26,074)	$ (14,624)
Loss per share - basic (in USD per share)	$ (0.21)	$ (0.24)			$ (0.66)	$ (0.69)	$ (0.98)	$ (1.26)	$ (0.97)
Loss per share - diluted (in USD per share)	$ (0.21)	$ (0.24)			$ (0.66)	$ (0.69)	$ (0.98)	$ (1.26)	$ (0.97)